Related Party Transactions - Additional Information (Details)				7 Months Ended	9 Months Ended
	Feb. 23, 2021 Director shares	Jan. 11, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 19, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Proceeds from sale of Private Placement Warrants to Sponsor					$ 8,900,000
Notes and advances payable – related party		$ 300,000	$ 300,000	$ 1,350,000	$ 1,350,000			$ 0
Sponsor
Related Party Transaction [Line Items]
Aggregate issuance of unsecured promissory note							$ 300,000
Debt instrument, call feature					The note is unsecured, non-interest bearing and matures on the earlier of: (i) January 31, 2022 or (ii) the date on which the Company consummates the Proposed Business Combination
Notes and advances payable – related party				$ 1,350,000	$ 1,350,000
Sponsor | Maximum
Related Party Transaction [Line Items]
Aggregate issuance of unsecured promissory note						$ 4,000,000
Sponsor Loan
Related Party Transaction [Line Items]
Due from Related Parties, Current		$ 300,000	$ 300,000
Founder Shares | Class F Common Stock
Related Party Transaction [Line Items]
Founder shares transferred to independent directors | shares	25,000
Number of shares forfeited | shares	1,125,000
Conversion ratio	1
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Number of independent director nominees | Director	3
Aggregate issuance of unsecured promissory note							$ 450,000
Founder Shares | Sponsor | Class F Common Stock
Related Party Transaction [Line Items]
Units sold | shares		8,625,000	8,625,000
Sale of common stock, value		$ 25,000	$ 25,000
Share price | $ / shares		$ 0.003	$ 0.003
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted | shares		1	1	1	1
Warrants exercise price (in dollars per share) | $ / shares				$ 11.50	$ 11.50
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Number of warrants sold | shares				2,966,666	2,966,666
Warrants sold, price per warrant | $ / shares					$ 3.00
Proceeds from sale of Private Placement Warrants to Sponsor					$ 8,900,000
Administrative Service Agreement
Related Party Transaction [Line Items]
Due to affiliate, monthly for office space, utilities and secretarial support		$ 20,000	$ 20,000	$ 20,000	$ 20,000
Administrative Service Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Payments to affiliate				$ 142,857